Note 16 - Earnings Per Share	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
16
- Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

Year Ended	January 31, 2020	January 31, 2019	January 31, 2018

Net income for purposes of calculating basic and diluted earnings per share	36,997	31,277	26,879
Weighted average shares outstanding	81,659	76,832	76,324
Dilutive effect of employee stock options	318	205	167
Dilutive effect of restricted and performance share units	890	754	621
Weighted average common and common equivalent shares outstanding	82,867	77,791	77,112
Earnings per share
Basic	0.45	0.41	0.35
Diluted	0.45	0.40	0.35

For the years ended
January 31, 2020,
2019
and
2018,
the application of the treasury stock method excluded
350,464,
271,869
and
270,525
stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the years ended
January 31, 2020,
2019
and
2018,
5,909,
nil
and
2,475
stock options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive.